Gain on Sale of a Fabrication Facility and Application Specific Integrated Circuit Business (Tables)	12 Months Ended
Dec. 31, 2021
Non-Current Asset Held For Sale And Discontinued Operations [Abstract]
Schedule of sale of facility and business
For the year ended December 31, 2019, the Company recognized the following gain from sale of a fabrication facility and Application Specific Integrated Circuit (“ASIC”) business-related assets:

2019
Facility in Tampines, Singapore	$196,554
ASIC Business	418,000
Total gain on sale of a fabrication facility and ASIC business	$614,554
The following is the breakdown of the net assets that were derecognized:

December 31, 2019
Property, plant and equipment	$54,061
Inventories	1,908
Receivables	800
Total Assets	56,769
Lease liabilities	(9,681)
Other current and noncurrent liabilities	(6,739)
Other	(903)
Total Liabilities	(17,323)
Net Assets	$39,446
The following is the breakdown of the net assets that were derecognized:

December 31, 2019
Property, plant and equipment	$18,894
Intangible assets	10,239
Unbilled accounts receivable	95,857
Inventories	30,285
Other current and noncurrent assets	8,039
Total Assets	163,314
Lease liabilities	(619)
Deferred revenue	(36,417)
Other current and noncurrent liabilities	(2,211)
Total Liabilities	(39,247)
Net Assets	$124,067